Trade Payables and Other Current Liabilities (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other accounts payable [Abstract]
Institutions	$ 73
Accrued expenses	522	$ 299
Provisions		54
Other	8
Other accounts payable and accruals	$ 603	$ 353